Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of revenue [abstract]
Current credits for contracts included in Trade Receivables	$ 100,706	$ 59,419	$ 27,363
Current contract assets	203	420	142
Current contract liabilities	7,404	4,996	1,460
Noncurrent Credits for contracts included in Trade Receivables	6,785	7,804	2,210
Noncurrent Contract assets	0	0	0
Noncurrent Contract liabilities	$ 294	$ 1,828	$ 1,470